INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets
Schedule of beginning and end of the reporting periods

Cost	Balance at 12/31/2023	Additions	Derecognitions	Balance at 06/30/2024
Software	4,409	-	-	4,409
Total Cost	4,409	-	-	4,409
Accumulated amortization (Note 14)

Software	(4,399)	(6)	-	(4,405)
Total Amortization	(4,399)	(6)	-	(4,405)
Total Carrying amount	10	(6)	-	4

Cost	Balance at 12/31/2022	Additions	Derecognitions	Balance at 12/31/2023
Software	4,409	-	-	4,409
Total Cost	4,409	-	-	4,409
Accumulated amortization (Note 14)
		-	-
Service concession arrangement	-	-	-	-
Software	(4,399)	-	-	(4,399)
Total Amortization	(4,399)	-	-	(4,399)
Total Carrying amount	10	-	-	10

Schedule of accumulated amortization and impairment losses of intangible assets

	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Software	4	Straight line	4,409	(4,405)	-	4
Total intangible assets			4,409	(4,405)	-	4

Balance as of 12/31/2023

	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Software	4	Straight line	4,409	(4,399)	-	10
Total intangible assets			4,409	(4,399)	-	10